Summary of Significant Accounting Policies - Concentrations of Credit Risk and Off-Balance Sheet Risk & Impairment of Long-Lived Assets (Details) - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended		24 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0
Adagio Medical Inc
Cash held with silicon valley bank				1,200,000		$ 500,000
Impairment of long-lived assets				$ 0	$ 0	$ 0